Document and Entity Information	9 Months Ended
	Sep. 30, 2013	Nov. 14, 2013
Document And Entity Information
Entity Registrant Name	SPHERIX INC
Entity Central Index Key	0000012239
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		2,429,904
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q3